Goodwill and Other Intangible Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Goodwill and Other Intangible Assets, Net
Schedule of components of intangible assets

	Thousands of Yen
	As of	As of
	June 30, 2024	December 31, 2023
Intangible assets subject to amortization:
Software for internal use	¥224,659	¥220,343
Customer relationship	180,000	180,000
Store operating rights	559,669	637,138
Trademark	160,000	160,000
Other	750	750
Total	1,125,078	1,198,231
Accumulated amortization	(344,130)	(277,900)
Net carrying amount	780,948	920,331

Intangible assets not subject to amortization:
Goodwill	472,209	484,564
Telephone rights	369	369
Total	472,578	484,933
Total intangible assets	¥1,253,526	¥1,405,264

	Thousands of Yen
	2023	2022
Intangible assets subject to amortization:
Software for internal use	¥220,343	¥156,236
Customer relationship	180,000	180,000
Store operating rights	637,138	43,777
Trademark	160,000	160,000
Other	750	750
Total	1,198,231	540,763
Accumulated amortization	(277,900)	(137,458)
Net carrying amount	920,331	403,305

Intangible assets not subject to amortization:
Goodwill	484,564	539,490
Telephone rights	369	369
Total	484,933	539,859
Total intangible assets	¥1,405,264	¥943,164

Schedule of estimated aggregate amortization expense for intangible assets

Thousands of Yen
Year ending December 31:
2024	¥285,138
2025	279,186
2026	206,059
2027	60,292
2028	45,545
Thereafter	44,111
Total	¥920,331

Schedule of changes in carrying amount of goodwill

Thousands of Yen
Balance at December 31, 2022	¥539,490
Sale of directly-owned salons, and closure of directly-owned salons	(54,926)
Balance at December 31, 2023	¥484,564
Sale of directly-owned salons, and closure of directly-owned salons	(12,355)
Balance at June 30, 2024	¥472,209

Thousands of Yen
Balance at December 31, 2021	¥600,329
Sale of directly-owned salons, and closure of directly-owned salons	(60,839)
Balance at December 31, 2022	¥539,490
Sale of directly-owned salons, and closure of directly-owned salons	(54,926)
Balance at December 31, 2023	¥484,564